PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 419,602	$ 468,495	$ 624,612
Other prepaid and current assets	119,015	151,268	167,576
Total prepaid expenses and other current assets	$ 538,617	$ 619,763	$ 803,373